Submission	Oct. 30, 2024
Submission [Line Items]
Central Index Key	0000008818
Registrant Name	Avery Dennison Corp
Registration File Number	333-264452
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES